Accumulated Other Comprehensive Income Textual (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other comprehensive income (loss), Foreign Currency Translation	$ 695	$ (642)	$ 586
U.K. Subsidiaries [Member]
Other comprehensive income (loss), Foreign Currency Translation	$ 483